Disclosure of detailed information about exploration assets (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Exploration and evaluation assets	$ 1,841,966	$ 2,145,000
Asia Pacific [Member]
Statement [Line Items]
Exploration and evaluation assets	0	81,124
Sweden - Various [Member]
Statement [Line Items]
Exploration and evaluation assets	16,671	16,671
Sweden - Viad royalties [Member]
Statement [Line Items]
Exploration and evaluation assets	421,084	421,084
Turkey - Alankoy [Member]
Statement [Line Items]
Exploration and evaluation assets	153,960	153,960
Turkey - Sisorta [Member]
Statement [Line Items]
Exploration and evaluation assets	0	0
Turkey - Trab [Member]
Statement [Line Items]
Exploration and evaluation assets	78,587	78,587
USA - Super West, Arizona [Member]
Statement [Line Items]
Exploration and evaluation assets	867,096	1,000,479
USA - Yerington, Nevada [Member]
Statement [Line Items]
Exploration and evaluation assets	$ 304,568	$ 393,095